Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue and other operating income	$ 51,727	$ 49,552	$ 50,429
– UK
Disclosure of geographical areas [line items]
Revenue and other operating income	11,767	10,909	9,163
– Hong Kong
Disclosure of geographical areas [line items]
Revenue and other operating income	15,894	14,245	15,783
– US
Disclosure of geographical areas [line items]
Revenue and other operating income	3,893	3,795	4,474
– France
Disclosure of geographical areas [line items]
Revenue and other operating income	136	2,179	1,753
– other countries
Disclosure of geographical areas [line items]
Revenue and other operating income	$ 20,037	$ 18,424	$ 19,256